Related Parties and Related Commitments and Contingencies - Combined Consolidated Income Statement (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Related Party Transaction [Line Items]
Interest expense	$ 6	$ 22
Interest income	(5)	(6)
Research and development	562	486
Selling, general and administrative	272	231
Business separation costs	41	34
Employee termination, asset impairment and other	5	(46)
Total operating expenses	846	705
The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Interest expense			$ 40	$ 31	$ 15
Interest income			(12)	(21)	(6)
Research and development			1,061	1,167	1,362
Selling, general and administrative			455	558	666
Business separation costs			64	0	0
Employee termination, asset impairment and other			(40)	69	16
Total operating expenses			1,540	2,465	2,044
Related Party
Related Party Transaction [Line Items]
Interest expense	4	20
Interest income	(1)	(3)
Research and development	189	330
Selling, general and administrative	148	219
Business separation costs	41	34
Employee termination, asset impairment and other	5	(46)
Total operating expenses	$ 383	$ 537
Related Party | The Flash Business of Western Digital Corporation [Member]
Related Party Transaction [Line Items]
Interest expense			6	16	3
Interest income			(37)	(29)	(13)
Research and development			723	750	884
Selling, general and administrative			418	452	470
Business separation costs			64	0	0
Employee termination, asset impairment and other			(40)	61	(2)
Total operating expenses			$ 1,165	$ 1,263	$ 1,352